Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Central Index Key	0001964979
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Entity Primary SIC Number	3841
Amendment Description	The registrant (the “Registrant”) hereby amends this registration statement (this “Registration Statement”) on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Contact Personnel Name	Shantanu Gaur